Debt - Continuity of Total Debt (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt continuity [line items]
Total debt as at January 1	$ 355,481	$ 329,218
Lease additions on initial application of IFRS 16 (Note 2.5)	5,962
Lease additions	11,295
Equipment loan net proceeds	21,852	8,943
Lease related obligations on sale leaseback transaction	12,161
Lease liabilities and equipment loans repayments	(18,920)	(12,293)
Unrealized foreign exchange gain	(16,654)	27,428
Amortization of deferred financing charges	2,308	2,185
Total debt as at December 31	$ 373,485	$ 355,481